Unaudited Interim Condensed Consolidated Statements of Shareholders Equity (Parantheticals) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Statement of Stockholders' Equity
Common Stock Dividends Per Share Declared	$ 0.15	$ 0.45
Preferred Stock Dividends Per Share Declared	$ 0.26111	$ 0.00